As filed with the Securities and Exchange Commission February 9, 2009


                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       [X] Pre-Effective Amendment No. 2
                      [ ] Post-Effective Amendment No. __
                       (Check appropriate box or boxes)

                            FRANKLIN CUSTODIAN FUNDS
              (Exact Name of Registrant as Specified in Charter)

                                (650) 312-2000
                 (Registrant's Area Code and Telephone Number)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ----------------------------------------------
  (Address of Principal Executive Offices) (Number, Street, City, State, Zip
                                     Code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
   (Name and Address of Agent for Service of Process) (Number, Street, City,
                               State, Zip Code)

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered: Shares of beneficial interest, without par value, of Franklin Growth Fund. No filing fee is due because Registrant is relying on section 24(f) of the Investment Company Act of 1940, as amended

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), shall determine.

Part A and B are incorporated by reference to the electronic filing Form Type N-14/A, Pre-Effective Amendment No. 1 to Registration Statement under the Securities Act of 1933, filed February 6, 2009, under Accession
No. 0000038721-09-000008.




                                     PART C

                                OTHER INFORMATION

Item 15. Indemnification. The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to such Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as "Disqualifying Conduct") and for nothing else. Except in these instances, these persons shall not be responsible or liable for any act or omission of any other agent of such Trust or its investment adviser or principal underwriter to the fullest extent that limitations of liability are permitted by the Delaware Statutory Trust Act (the "Delaware Act"). Moreover, except in these instances, none of these persons, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of such Trust or any trustee thereof.

           The Trust shall indemnify, out of its assets, to the fullest extent permitted under applicable law, any of these persons who was or is a party, or is threatened to be made a party, to any Proceeding (as defined in the Declaration) because the person is or was an agent of such Trust. These persons shall be indemnified against any expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any proceeding by judgment, settlement or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act" or "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits. The following exhibits are incorporated by reference to the Registrant's previously filed registration statements on Form N-1A indicated below, except as noted:

               (1) Copies of the charter of the Registrant as now in effect;

                (a)  Agreement and Declaration of Trust of
                     Franklin Custodian Funds, a Delaware
                     statutory trust dated October 18, 2006
                     Filing: Post-Effective Amendment No. 91 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: January 25, 2008

                (b)  Certificate of Amendment dated December 4,
                     2006 of Agreement and Declaration of Trust dated October 18, 2006
                     Filing: Post-Effective Amendment No. 91 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: January 25, 2008

                (c)  Certificate of Amendment dated October 21,
                     2008 of Agreement and Declaration of Trust dated October 18, 2006
                     Filing: Form N-14
                     File No. 333-156353
                     Filing Date: December 19, 2008

                (d)  Certificate of Trust of Franklin Custodian
                     Funds dated October 18, 2006
                     Filing: Post-Effective Amendment No. 91 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: January 25, 2008

                (e)  Certificate of Amendment dated December 4,
                     2006 to the Certificate of Trust dated
                     October 18, 2006
                     Filing: Post-Effective Amendment No. 91 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: January 25, 2008

           (2) Copies of the existing bylaws or corresponding instrument of the Registrant;

                (a)  By-Laws of Franklin Custodian Funds, a
                     Delaware statutory trust, dated October 18,
                     2006
                     Filing: Post-Effective Amendment No. 91 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: January 25, 2008

                (b)  Certificate of Amendment dated December 4,
                     2006 of By-Laws dated October 18, 2006
                     Filing: Post-Effective Amendment No. 91 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: January 25, 2008

           (3) Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

                Not applicable.

           (4)  Copies of the agreement of acquisition,
                reorganization, merger, liquidation and any amendments to it;

                (a) Form of Agreement and Plan of Reorganization between the Registrant, on behalf of Franklin Growth Fund, and Franklin Capital Growth Fund, is filed herewith as Exhibit A to the Prospectus/Proxy Statement.

           (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

                (a)  Articles III, V, VI, VII, VIII and IX of the
                     Agreement and Declaration of Trust of
                     Franklin Custodian Funds, a Delaware
                     statutory trust dated October 18, 2006
                     Filing: Post-Effective Amendment No. 91 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: January 25, 2008

                (b) Article VII of the Agreement and Declaration of Trust as amended by the Certificate of Amendment of Agreement and Declaration of Trust dated October 21, 2008

                (c) Articles II, VI and VII of the By-Laws of Franklin Custodian Funds, a Delaware statutory trust, dated October 18, 2006
                     Filing: Post-Effective Amendment No. 91 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: January 25, 2008

           (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

                (a)  Investment Management Agreement between the
                     Registrant on behalf of the Franklin DynaTech Fund and Franklin Advisers, Inc. dated
                     February 1, 2008
                     Filing: Post-Effective Amendment No. 92 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: May 12, 2008

                (b)  Investment Management Agreement between the
                     Registrant on behalf of the Franklin Growth
                     Fund and Franklin Advisers, Inc. dated
                     November 1, 2008
                     Filing: Form N-14
                     File No. 333-156353
                     Filing Date: December 19, 2008

                (c)  Sub-Advisory Agreement between the Franklin
                     Advisers, Inc., on behalf of the Franklin
                     Growth Fund, and Franklin Investment Advisory Services, LLC dated November 1, 2008
                     Filing: Form N-14
                     File No. 333-156353
                     Filing Date: December 19, 2008

                (d) Investment Management Agreement between the Registrant on behalf of the Franklin Income Fund and Franklin Advisers, Inc. dated February 1, 2008
                     Filing: Post-Effective Amendment No. 92 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: May 12, 2008

                (e) Investment Management Agreement between the Registrant on behalf of the Franklin U.S. Government Securities Fund and Franklin Advisers, Inc. dated February 1, 2008
                     Filing: Post-Effective Amendment No. 92 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: May 12, 2008

                (f)  Investment Management Agreement between the
                     Registrant on behalf of the Franklin
                     Utilities Fund and Franklin Advisers, Inc.
                     dated February 1, 2008
                     Filing: Post-Effective Amendment No. 92 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: May 12, 2008

           (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

                (a) Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated
                     February 1, 2008
                     Filing: Post-Effective Amendment No. 92 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: May 12, 2008

                (b)  Form of Selling Agreements between
                     Franklin/Templeton Distributors, Inc. and
                     Securities Dealers dated November 1, 2003
                     Filing: Post-Effective Amendment No. 88 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: November 29, 2004

                (c)  Amendment dated May 15, 2006 to form of
                     Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003
                     Filing: Post-Effective Amendment No. 91 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: January 25, 2008

           (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

                Not applicable.

           (9) Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the "1940 Act") for securities and similar investments of the Registrant, including the schedule of remuneration;

                (a) Master Custody Agreement between Registrant and The Bank of New York Mellon dated
                     February 16, 1996
                     Filing: Post-Effective Amendment No. 74 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: August 19, 1996

                (b) Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between the Registrant and The Bank of New York Mellon
                     Filing: Post-Effective Amendment No. 77 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: January 29, 1998

                (c) Amendment dated February 27, 1998 to Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996
                     Filing: Post-Effective Amendment No. 78 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: November 27, 1998

                (d) Amendment dated December 5, 2008 to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon made as of February 16, 1996
                     Filing: Post-Effective Amendment No. 94 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: January 27, 2009

                (e) Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001
                     Filing: Post-Effective Amendment No. 83 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: October 29, 2001

                (f) Amendment dated December 1, 2008 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon
                     Filing: Post-Effective Amendment No. 94 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: January 27, 2009

                (g) Amendment dated November 14, 2008 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as May 16, 2001
                     Filing: Post-Effective Amendment No. 94 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: January 27, 2009

                (h) Terminal Link Agreement between Registrant and The Bank of New York Mellon dated
                     February 16, 1996
                     Filing: Post-Effective Amendment No. 74 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: August 19, 1996

           (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

                (a) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin DynaTech Fund - Class A and
                     Franklin/Templeton Distributors, Inc. dated
                     February 1, 2008
                     Filing: Post-Effective Amendment No. 92 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: May 12, 2008

                (b) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Growth Fund - Class A, and Franklin/Templeton Distributors, Inc. dated February 1, 2008
                     Filing: Post-Effective Amendment No. 92 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: May 12, 2008

                (c) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Income Fund - Class A, and Franklin/Templeton Distributors, Inc. dated February 1, 2008
                     Filing: Post-Effective Amendment No. 92 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: May 12, 2008

                (d) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin U.S. Government Securities Fund - Class A and Franklin/Templeton Distributors, Inc. dated February 1, 2008
                     Filing: Post-Effective Amendment No. 92 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: May 12, 2008

                (e) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Utilities Fund - Class A, and
                     Franklin/Templeton Distributors, Inc. dated
                     February 1, 2008
                     Filing: Post-Effective Amendment No. 92 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: May 12, 2008

                (f) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin DynaTech Fund, Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund - Class C, and Franklin/Templeton Distributors, Inc. dated February 1, 2008
                     Filing: Post-Effective Amendment No. 92 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: May 12, 2008

                (g) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin DynaTech Fund, Franklin Growth Fund and Franklin Income Fund - Class B, and Franklin/Templeton Distributors, Inc. dated February 1, 2008
                     Filing: Post-Effective Amendment No. 92 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: May 12, 2008

                (h) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Income Fund - Class B1, Franklin U.S. Government Securities Fund and Franklin Utilities Fund - Class B, and
                     Franklin/Templeton Distributors, Inc. dated
                     February 1, 2008
                     Filing: Post-Effective Amendment No. 92 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: May 12, 2008

                (i) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government Securities Fund and Franklin Utilities Fund - Class R, and
                     Franklin/Templeton Distributors, Inc. dated
                     February 1, 2008
                     Filing: Post-Effective Amendment No. 92 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: May 12, 2008

                (j) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin DynaTech Fund - Class R, and
                     Franklin/Templeton Distributors, Inc. dated
                     December 1, 2008
                     Filing: Form N-14
                     File No. 333-156353
                     Filing Date: December 19, 2008

                (k)  Multiple Class Plan on behalf of Franklin
                     DynaTech Fund dated July 10, 2008
                     Filing: Form N-14
                     File No. 333-156353
                     Filing Date: December 19, 2008

                (l)  Multiple Class Plan on behalf of Franklin
                     Growth Fund dated October 17, 2006
                     Filing: Post-Effective Amendment No. 91 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: January 25, 2008

                (m)  Multiple Class Plan on behalf of Franklin
                     Income Fund dated October 17, 2006
                     Filing: Post-Effective Amendment No. 91 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: January 25, 2008

                (n)  Multiple Class Plan on behalf of Franklin
                     U.S. Government Securities Fund dated October
                     17, 2006
                     Filing: Post-Effective Amendment No. 91 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: January 25, 2008

                (o)  Multiple Class Plan on behalf of Franklin
                     Utilities Fund dated October 17, 2006
                     Filing: Post-Effective Amendment No. 91 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: January 25, 2008

           (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

                (a)  Opinion and Consent of Counsel dated February 9,
                     2009

           (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

           (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

                (a) Subcontract for Fund Administrative Services dated March 1, 2008 between Franklin
                     Advisers, Inc. and Franklin Templeton
                     Services, LLC as amended November 1, 2008
                     Filing: Post-Effective Amendment No. 94 to
                     Registration Statement on Form N-1A
                     File No. 002-11346
                     Filing Date: January 27, 2009

           (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

                (a)  Consent of Independent Registered Public
                     Accounting Firm
                     Filing: Pre-Effective Amendment No. 1 to
                     Form N-14/A
                     File No. 333-156353
                     Filing Date: February 6, 2009

           (15) All financial statements omitted pursuant to Item
                14(a)(1);

                Not applicable.

           (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

                (a)  Power of Attorney dated December 1, 2008
                     Filing: Form N-14
                     File No. 333-156353
                     Filing Date: December 19, 2008

                (b)  Powers of Attorney dated December 1, 2008
                     Filing: Form N-14
                     File No. 333-156353
                     Filing Date: December 19, 2008

           (17) Any additional exhibits which the Registrant may wish to file.

           (a)  Code of Ethics dated May, 2008
                Filing: Post-Effective Amendment No. 93 to
                Registration Statement on Form N-1A
                File No. 002-11346
                Filing Date: July 14, 2008

Item 17.   UNDERTAKINGS.

           (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

           (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

           (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinions and consents of counsel regarding the tax consequences of the proposed reorganizations required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.



                            SIGNATURES

    As required by the Securities Act of 1933, as amended, (the "1933 Act"), this Registration Statement has been signed on behalf of the Registrant in the City of San Mateo and the State of California on the 9th day of February, 2009.


                                    FRANKLIN CUSTODIAN FUNDS
                                    a Delaware statutory trust
                                    (Registrant)

                                    By: /s/ DAVID P. GOSS
                                        David P. Goss
                                        Vice President

      As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:


CHARLES B. JOHNSON*                 Chief Executive Officer-
Charles B. Johnson                  Investment Management and
                                    Trustee
                                    Dated: February 9, 2009

JENNIFER J. BOLT*                   Chief Executive Officer-
Jennifer J. Bolt                    Finance and Administration
                                    Dated: February 9, 2009

LAURA F. FERGERSON*                 Chief Financial Officer and
Laura F. Fergerson                  Chief Accounting Officer
                                    Dated: February 9, 2009

HARRIS J. ASHTON*                   Trustee
Harris J. Ashton                    Dated: February 9, 2009

ROBERT F. CARLSON*                  Trustee
Robert F. Carlson                   Dated: February 9, 2009

SAM GINN*                           Trustee
Sam Ginn                            Dated: February 9, 2009

EDITH E. HOLIDAY*                   Trustee
Edith E. Holiday                    Dated: February 9, 2009

RUPERT H. JOHNSON, JR.*             Trustee
Rupert H. Johnson, Jr.              Dated: February 9, 2009

FRANK W.T. LAHAYE*                  Trustee
Frank W.T. LaHaye                   Dated: February 9, 2009

FRANK A. OLSON*                     Trustee
Frank A. Olson                      Dated: February 9, 2009

LARRY D. THOMPSON*                  Trustee
Larry D. Thompson                   Dated: February 9, 2009

JOHN B WILSON*                      Trustee
John B. Wilson                      Dated: February 9, 2009


*By   /s/ DAVID P. GOSS
      David P. Goss, Attorney-in-Fact
      (Pursuant to Powers of Attorney filed herewith)



                     FRANKLIN CUSTODIAN FUNDS
                      REGISTRATION STATEMENT
                          EXHIBITS INDEX

EXHIBIT NO.             DESCRIPTION                        LOCATION

EX-99.(1)(a)            Agreement and Declaration of           *
                        Trust of Franklin Custodian
                        Funds, a Delaware statutory
                        trust, dated October 18, 2006

EX-99.(1)(b)            Certificate of Amendment dated         *
                        December 4, 2006 of Agreement
                        and Declaration of Trust dated
                        October 18, 2006

EX-99.(1)(c)            Certificate of Amendment dated         *
                        October 21, 2008 of Agreement
                        and Declaration of Trust dated
                        October 18, 2006

EX-99.(1)(d)            Certificate of Trust of Franklin       *
                        Custodian Funds dated October
                        18, 2006

EX-99.(1)(e)            Certificate of Amendment dated         *
                        December 4, 2006 to the
                        Certificate of Trust dated
                        October 18, 2006

EX-99.(2)(a)            By-Laws of Franklin Custodian          *
                        Funds, a Delaware statutory
                        trust, dated October 18, 2006

EX-99.(2)(b)            Certificate of Amendment dated         *
                        December 4, 2006 of By-Laws
                        dated October 18, 2006

EX-99.(5)(a)             Articles III, V, VI, VII, VIII        *
                         and IX of the Agreement and
                         Declaration of Trust of
                         Franklin Custodian Funds, a
                         Delaware statutory trust dated
                         October 18, 2006

EX-99.(5)(b)            Article VII of the Agreement and       *
                        Declaration of Trust as amended
                        by the Certificate of Amendment
                        of Agreement and Declaration of
                        Trust dated October 21, 2008

EX-99.(5)(c)            Articles II, VI and VII of the         *
                        By-Laws of Franklin Custodian
                        Funds, a Delaware statutory
                        trust, dated October 18, 2006

EX-99.(6)(a)            Investment Management Agreement        *
                        between the Registrant on behalf
                        of the Franklin DynaTech Fund
                        and Franklin Advisers, Inc.
                        dated February 1, 2008

EX-99.(6)(b)            Investment Management Agreement        *
                        between the Registrant on behalf
                        of the Franklin Growth Fund and
                        Franklin Advisers, Inc. dated
                        November 1, 2008

EX-99.(6)(c)            Sub-Advisory Agreement between         *
                        the Franklin Advisers, Inc., on
                        behalf of the Franklin Growth
                        Fund, and Franklin Investment
                        Advisory Services, LLC dated
                        November 1, 2008

EX-99.(6)(d)            Investment Management Agreement        *
                        between the Registrant on behalf
                        of the Franklin Income Fund and
                        Franklin Advisers, Inc. dated
                        February 1, 2008

EX-99.(6)(e)            Investment Management Agreement        *
                        between the Registrant on behalf
                        of the Franklin U.S. Government
                        Securities Fund and Franklin
                        Advisers, Inc. dated February 1,
                        2008

EX-99.(6)(f)            Investment Management Agreement        *
                        between the Registrant on behalf
                        of the Franklin Utilities Fund
                        and Franklin Advisers, Inc.
                        dated February 1, 2008

EX-99.(7)(a)            Distribution Agreement between         *
                        Registrant and
                        Franklin/Templeton Distributors,
                        Inc. dated February 1, 2008

EX-99.(7)(b)            Form of Selling Agreements             *
                        between Franklin/Templeton
                        Distributors, Inc. and
                        Securities Dealers dated
                        November 1, 2003

EX-99.(7)(c)            Amendment dated May 15, 2006 to        *
                        form of Selling Agreements
                        between Franklin/Templeton
                        Distributors, Inc. and
                        Securities Dealers dated
                        November 1, 2003

EX-99.(8)(a)            Master Custody Agreement between       *
                        Registrant and The Bank of New
                        York Mellon dated February 16,
                        1996

EX-99.(8)(b)            Amendment dated May 7, 1997 to         *
                        the Master Custody Agreement
                        dated February 16, 1996 between
                        the Registrant and The Bank of
                        New York Mellon

EX-99.(8)(c)            Amendment dated February 27,           *
                        1998 to the Master Custody
                        Agreement dated February 16,
                        1996 between the Registrant and
                        The Bank of New York Mellon

EX-99.(8)(d)            Amendment dated December 5, 2008       *
                        to Exhibit A of the Master
                        Custody Agreement between
                        Registrant and The Bank of New
                        York Mellon made as of February
                        16, 1996

EX-99.(8)(e)            Amended and Restated Foreign           *
                        Custody Manager Agreement
                        between the Registrant and The
                        Bank of New York Mellon made as
                        of May 16, 2001

EX-99.(8)(f)            Amendment dated December 1,            *
                        2008, to Schedule 1 of the
                        Amended and Restated Foreign
                        Custody Manager Agreement
                        between the Registrant and The
                        Bank of New York Mellon as of
                        May 16, 2003

EX-99.(8)(g)            Amendment dated November 14,           *
                        2008, to Schedule 2 of the
                        Amended and Restated Foreign
                        Custody Manager Agreement
                        between the Registrant and The
                        Bank of New York Mellon as of
                        May 16, 2001

EX-99.(8)(h)            Terminal Link Agreement between        *
                        Registrant and The Bank of New
                        York Mellon dated February 16,
                        1996

EX-99.(10)(a)           Distribution Plan pursuant to          *
                        Rule 12b-1 between the
                        Registrant, on behalf of
                        Franklin DynaTech Fund - Class
                        A, and Franklin/Templeton
                        Distributors, Inc. dated
                        February 1, 2008

EX-99.(10)(b)           Distribution Plan pursuant to          *
                        Rule 12b-1 between the
                        Registrant, on behalf of
                        Franklin Growth Fund - Class A,
                        and Franklin/Templeton
                        Distributors, Inc. dated
                        February 1, 2008

EX-99.(10)(c)           Distribution Plan pursuant to          *
                        Rule 12b-1 between the
                        Registrant, on behalf of
                        Franklin Income Fund - Class A,
                        and Franklin/Templeton
                        Distributors, Inc. dated
                        February 1, 2008

EX-99.(10)(d)           Distribution Plan pursuant to          *
                        Rule 12b-1 between the
                        Registrant, on behalf of
                        Franklin U.S. Government
                        Securities Fund - Class A, and
                        Franklin/Templeton Distributors,
                        Inc. dated February 1, 2008

EX-99.(10)(e)           Distribution Plan pursuant to          *
                        Rule 12b-1 between the
                        Registrant, on behalf of the
                        Franklin Utilities Fund - Class
                        A, and Franklin/Templeton
                        Distributors, Inc. dated
                        February 1, 2008

EX-99.(10)(f)           Distribution Plan pursuant to          *
                        Rule 12b-1 between the
                        Registrant, on behalf of
                        Franklin DynaTech Fund, Franklin
                        Growth Fund, Franklin Income
                        Fund, Franklin U.S. Government
                        Securities Fund and Franklin
                        Utilities Fund - Class C, and
                        Franklin/Templeton Distributors,
                        Inc. dated February 1, 2008

EX-99.(10)(g)           Distribution Plan pursuant to          *
                        Rule 12b-1 between the
                        Registrant, on behalf of
                        Franklin DynaTech Fund, Franklin
                        Growth Fund and Franklin Income
                        Fund - Class B, and
                        Franklin/Templeton Distributors,
                        Inc. dated February 1, 2008

EX-99.(10)(h)           Distribution Plan pursuant to          *
                        Rule 12b-1 between the
                        Registrant, on behalf of
                        Franklin Income Fund - Class B1,
                        Franklin U.S. Government
                        Securities Fund and Franklin
                        Utilities Fund - Class B, and
                        Franklin/Templeton Distributors,
                        Inc. dated February 1, 2008

EX-99.(10)(i)           Distribution Plan pursuant to          *
                        Rule 12b-1 between the
                        Registrant, on behalf of
                        Franklin Growth Fund, Franklin
                        Income Fund, Franklin U.S.
                        Government Securities Fund and
                        Franklin Utilities Fund - Class
                        R, and Franklin/Templeton
                        Distributors, Inc. dated
                        February 1, 2008

EX-99.(10)(j)           Distribution Plan pursuant to          *
                        Rule 12b-1 between the
                        Registrant, on behalf of
                        Franklin DynaTech Fund - Class
                        R, and Franklin/Templeton
                        Distributors, Inc. dated
                        December 1, 2008

EX-99.(10)(k)           Multiple Class Plan on behalf of       *
                        Franklin DynaTech Fund dated
                        July 10, 2008

EX-99.(10)(l)           Multiple Class Plan on behalf of       *
                        Franklin Growth Fund dated
                        October 17, 2006

EX-99.(10)(m)           Multiple Class Plan on behalf of       *
                        Franklin Income Fund dated
                        October 17, 2006

EX-99.(10)(n)           Multiple Class Plan on behalf of       *
                        U.S. Government Securities Fund
                        dated October 17, 2006

EX-99.(10)(o)           Multiple Class Plan on behalf of       *
                        Franklin Utilities Fund dated
                        October 17, 2006

EX-99.(11)(a)           Opinion and Consent of Counsel         Attached
                        dated February 9, 2009

EX-99.(12)(a)           Opinion and Consent of Counsel         *
                        dated February 4, 2009

EX-99.(13)(a)           Subcontract for Fund                   *
                        Administrative Services dated
                        March 1, 2008 between Franklin
                        Advisers, Inc. and Franklin
                        Templeton Services, LLC as
                        amended November 1, 2008

EX-99.(14)(a)           Consent of Independent                 *
                        Registered Public Accounting Firm

EX-99.(16)(a)           Powers of Attorney dated               *
                        December 1, 2008

EX-99.(16)(b)           Power of Attorney dated December       *
                        1, 2008

EX-99.(17)(a)           Code of Ethics dated May, 2008         *



*Incorporated By Reference